CATHOLIC RESPONSIBLE INVESTMENTS FUNDS

Catholic Responsible Investments Ultra Short Bond Fund

Catholic Responsible Investments Short Duration Bond Fund

Supplement dated July 1, 2024 to:

•	The Funds’ Prospectus dated March 1, 2024 (the “Prospectus”); and
•	The Summary Prospectuses of the Catholic Responsible Investments Short Duration Bond Fund and the Catholic Responsible Investments Ultra Short Bond Fund dated March 1, 2024 (the “Summary Prospectuses”).

This supplement provides new and additional information beyond that contained in the Funds’ Prospectus and Summary Prospectuses and should be read in conjunction with these documents.

Effective June 30, 2024, Tim Smith, a Portfolio Manager with Wellington Management Company LP (“Wellington”), a sub-adviser of the Catholic Responsible Investments Short Duration Bond Fund and the Catholic Responsible Investments Ultra Short Bond Fund (the “Funds”), retired from Wellington and as a portfolio manager of the Funds. Following Mr. Smith’s retirement, Matt House, a Portfolio Manager and Managing Director with Wellington, will continue to serve as a portfolio manager of the Funds. Accordingly, effective immediately, the Prospectus and Summary Prospectuses are hereby amended and supplemented as follows:

1.	All references to Mr. Smith are hereby deleted from the Prospectus and Summary Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CRI-SK-008-0100

CATHOLIC RESPONSIBLE INVESTMENTS FUNDS

Catholic Responsible Investments Ultra Short Bond Fund

Catholic Responsible Investments Short Duration Bond Fund

Supplement dated July 1, 2024 to:

•	The Funds’ Statement of Additional Information dated March 1, 2024 (the “SAI”).

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Effective June 30, 2024, Tim Smith, a Portfolio Manager with Wellington Management Company LP (“Wellington”), a sub-adviser of the Catholic Responsible Investments Short Duration Bond Fund and the Catholic Responsible Investments Ultra Short Bond Fund (the “Funds”), retired from Wellington and as a portfolio manager of the Funds. Following Mr. Smith’s retirement, Matt House, a Portfolio Manager and Managing Director with Wellington, will continue to serve as a portfolio manager of the Funds. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1.	All references to Mr. Smith are hereby deleted from the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CRI-SK-009-0100